LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Mar. 16, 2021	Jan. 25, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Proceeds from issuance of series B preferred stock			$ 390,000		$ 50,000
Proceeds from sale of common stock			$ 846,801			$ 940,000
Proceeds from issuance of promissory note		$ 114,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of series B preferred stock	$ 110,000
Proceeds from sale of common stock	$ 490,000